Business Combinations	12 Months Ended
Dec. 31, 2025
Disclosure of Fair Value of Assets Acquired and Liabilities Assumed Have Been Adjusted Retrospective to the Date of Acquisition [Abstract]
Business Combinations
5.
Business combinations
a)
Business combinations

In line with the Group’s growth strategy, the Group acquired four businesses during 2025, of which Hearn Industrial Services ("Hearn") was considered material. All other acquisitions were not considered to be material. These transactions were concluded in order to add density in the Group’s current network and further expand value-added services.

On December 15, 2025, the Group completed the acquisition of Hearn. Hearn is reported in the Logistics segment. The purchase price for the business acquisition totaled $304.3 million, which includes $95.5 million of contingent consideration measured at fair value at acquisition date. The remaining balance of $208.8 million was drawn from the unsecured revolving facilities. During the year ended December 31, 2025, the business contributed revenue and net income of $6.5 million and $1.3 million, respectively since the acquisition.

Had the Group acquired Hearn on January 1, 2025, as per management’s best estimates, the revenue and net income for this entity would have been $161.8 million and $32.3 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisition occurred on January 1, 2025 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expense based on the effective tax rate of the entity.

During the year ended December 31, 2025, the non-material businesses, in aggregate, contributed revenue and net loss of $20.2 million and $0.2 million, respectively since the acquisitions.

Had the Group acquired these non-material businesses on January 1, 2025, as per management’s best estimates, the revenue and net income for these entities would have been $35.0 million and $0.6 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2025 and adjusted for interest expense, based on the purchase price and average borrowing rate of the Group, and income tax expense based on the effective tax rate of the entities.

During the year ended December 31, 2025, transaction costs of $0.4 million have been expensed in other operating expenses in the consolidated statements of income in relation to the above-mentioned business acquisitions.

Of the goodwill and intangible assets acquired through business combinations in 2025, nil million was deductible for tax purposes.

As of the reporting date, the Group had not completed the determination of the fair value of assets acquired and liabilities assumed of the 2025 acquisitions. Information to confirm the fair value of certain assets and liabilities is still to be obtained for these acquisitions. As the Group obtains more information, the allocation will be completed.

The table below presents the determination of the fair value of assets acquired and liabilities assumed at the respective dates of acquisition based on the best information available to the Group to date :

Identifiable assets acquired and liabilities assumed	Note	Hearn	Others	Total
Cash and cash equivalents		43,775	339	44,114
Trade and other receivables		61,081	3,418	64,499
Inventoried supplies and prepaid expenses		3,377	848	4,225
Property and equipment	8	12,425	17,535	29,960
Right-of-use assets	9	37,619	156	37,775
Intangible assets	10	133,086	7,025	140,111
Other assets		7,586	10	7,596
Trade and other payables		(9,121)	(1,883)	(11,004)
Income tax payable		-	(1,601)	(1,601)
Lease liabilities	14	(37,619)	(156)	(37,775)
Deferred tax liabilities	17	(36,179)	408	(35,771)
Total identifiable net assets		216,030	26,099	242,129
Total consideration transferred		304,295	39,576	343,871
Goodwill	10	88,265	13,477	101,742
Cash		208,790	36,583	245,373
Contingent consideration		95,505	2,993	98,498
Total consideration transferred		304,295	39,576	343,871

The valuation techniques used for measuring the fair value of customer relationships ($119.5 million) acquired regarding Hearn were as follows:

Assets acquired	Valuation technique	Key inputs
Customer relationships

Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate

The fair values measured on the amounts regarding Hearn are on a provisional basis, mainly regarding tangible and intangible assets and current and deferred tax liabilities. This is mainly due to the proximity of the acquisition to the year-end and pending completion and review of independent valuations. If new information obtained within one year of the date of acquisition, when the fair value measurements are provisional, about facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.

The trade receivables comprise gross amounts due of $66.0 million, of which $1.5 million was expected to be uncollectible at the acquisition date.

In line with the Group’s growth strategy, the Group acquired eleven businesses during 2024, of which Daseke Inc. ("Daseke") was considered material. All other acquisitions were not considered to be material. These transactions were concluded in order to add density in the Group’s current network and further expand value-added services.

On April 1, 2024, the Group completed the acquisition of Daseke, Inc. Daseke is reported in the Truckload segment. The purchase price for the business acquisition totaled $817.0 million, which was funded by a $500.0 million term loan obtained and the remaining balance was drawn from cash on hand, and the Group absorbed $314.7 million of equipment financing debt in the acquisition. During the year ended December 31, 2024, the business contributed revenue and net loss of $1,052.0 million and $20.7 million, including severances and other restructuring costs from the business acquisition of $19.7 million recorded in the corporate segment, respectively since the acquisition.

Had the Group acquired Daseke on January 1, 2024, as per management’s best estimates, the revenue and net loss for this entity would have been $1,408.8 million and $19.2 million, including severances and other restructuring costs from the business acquisition of $19.7 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2024 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expense based on the effective tax rate of the entity.

During the year ended December 31, 2024, the non-material businesses, in aggregate, contributed revenue and net loss of $148.4 million and $1.1 million, respectively, since the acquisitions.

Had the Group acquired these non-material businesses on January 1, 2024, as per management’s best estimates, the revenue and net income for these entities would have been $236.9 million and $7.4 million, respectively. In determining these estimated amounts, management assumed that the fair value adjustments that arose on the date of acquisition would have been the same had the acquisitions occurred on January 1, 2024 and adjusted for interest, based on the purchase price and average borrowing rate of the Group, and income tax expenses based on the effective tax rate of the entities.

During the year ended December 31, 2024, transaction costs of $0.5 million have been expensed in other operating expenses in the consolidated statements of income in relation to the above-mentioned business acquisitions.

Of the goodwill and intangible assets acquired through business combinations in 2024, $1.0 million was deductible for tax purposes.

The table below presents the determination of the fair value of assets acquired and liabilities assumed of the acquisitions as at December 31, 2024:

Identifiable assets acquired and liabilities assumed		Daseke
		(reassessed
	Note	- see note 5c))	Others	Total
Cash and cash equivalents		46,242	33,222	79,464
Trade and other receivables		173,389	32,563	205,952
Inventoried supplies and prepaid expenses		20,997	4,844	25,841
Property and equipment	8	523,892	66,191	590,083
Right-of-use assets	9	107,676	9,161	116,837
Intangible assets	10	202,290	52,104	254,394
Other assets		3,093	-	3,093
Trade and other payables		(102,133)	(24,872)	(127,005)
Income tax receivable (payable)		5,663	(824)	4,839
Employee benefits		(194)	-	(194)
Provisions	16	(87,716)	-	(87,716)
Other non-current liabilities		(213)	-	(213)
Long-term debt	13	(314,670)	-	(314,670)
Lease liabilities	14	(107,676)	(9,161)	(116,837)
Deferred tax liabilities	17	(112,979)	(14,611)	(127,590)
Total identifiable net assets		357,661	148,617	506,278
Total consideration transferred		816,958	224,022	1,040,980
Goodwill	10	459,297	75,405	534,702
Cash		816,958	220,469	1,037,427
Contingent consideration		-	3,553	3,553
Total consideration transferred		816,958	224,022	1,040,980

The valuation techniques used for measuring the fair value of land and buildings ($54.0 million), customer relationships ($109.1 million) and trademarks ($92.8 million) acquired regarding Daseke were as follows:

Assets acquired	Valuation technique	Key inputs
Land and buildings

Market comparison technique and cost technique: The valuation model considers market prices for comparable sites, when available, and considers depreciated replacement cost, which reflects adjustments for physical deterioration, when appropriate.

- Market prices for comparable sites - Average rebuild cost
Customer relationships

Excess earnings method: The valuation model considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.

- Forecasted revenue attributable to existing customers and relationships - Annual attrition rate - Forecasted operating margin - Discount rate
Trademarks	Relief from royalty method: The valuation model considers the discounted estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.	- Forecasted revenue associated with the trademarks - Royalty rate - Discount rate

The trade receivables comprise gross amounts due of $208.8 million, of which $2.8 million was expected to be uncollectible at the acquisition date.

b)
Goodwill

The goodwill is attributable mainly to the premium of an established business operation with a good reputation in the transportation industry, and the synergies expected to be achieved from integrating the acquired entity into the Group’s existing business.

The goodwill arising in the business combinations that occurred in 2025 and 2024 has been allocated to operating segments as indicated in the table below, which represents the lowest level at which goodwill is monitored internally.

Operating segment	Reportable segment	December 31, 2025	December 31, 2024*
Canadian Less-Than-Truckload	Less-Than-Truckload	-	115
U.S. Less-Than-Truckload	Less-Than-Truckload	-	31,058
Canadian Truckload	Truckload	1,133	12,980
Specialized Truckload	Truckload	9,420	488,600
Logistics	Logistics	91,189	1,949
		101,742	534,702

* Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))

c)
Adjustment to the provisional amounts of the prior year Daseke business combination

The 2024 annual consolidated financial statements included details of the Group’s business combinations and set out provisional fair values relating to the consideration and net assets of Daseke. This acquisition was accounted for under the provisions of IFRS 3.

As required by IFRS 3, the provisional fair values have been reassessed in the first quarter ended March 31, 2025, when the purchase price allocation was completed, in light of information which existed at the acquisition date and was obtained during the measurement period following the acquisition. Consequently, the fair value of certain assets acquired, and liabilities assumed of Daseke have been adjusted retrospective to the date of acquisition as follows:

	Dec. 31 2024	Q1-2025
	Provisional	Measurement	Reassessed
	fair value	period adjustments	fair value
Cash and cash equivalents	46,242	-	46,242
Trade and other receivables	173,389	-	173,389
Inventoried supplies and prepaid expenses	20,997	-	20,997
Property and equipment	523,892	-	523,892
Right-of-use assets	107,676	-	107,676
Intangible assets	202,290	-	202,290
Other assets	3,093	-	3,093
Trade and other payables	(102,133)	-	(102,133)
Income tax receivable	8,669	(3,006)	5,663
Employee benefits	(194)	-	(194)
Provisions	(57,923)	(29,793)	(87,716)
Other non-current liabilities	(213)	-	(213)
Long-term debt	(314,670)	-	(314,670)
Lease liabilities	(107,676)	-	(107,676)
Deferred tax liabilities	(125,796)	12,817	(112,979)
Total identifiable net assets	377,643	(19,982)	357,661
Total consideration transferred	816,958	-	816,958
Goodwill	439,315	19,982	459,297
Cash	816,958	-	816,958
Total consideration transferred	816,958	-	816,958

d)
Contingent consideration

The contingent consideration for the year ended December 31, 2025 relates to the business acquisitions and is recorded in the original purchase price allocation. The fair value recognized at acquisition date is $98.5 million. This consideration is contingent on achieving specified earning levels in future periods. The maximum amount payable is $1.7 million in less than one year and $126.3 million in more than one year and is currently presented in other financial liabilities on the consolidated statements of financial position (2024 - $4.5 million in less than one year and $2.9 million in more than one year).

The contingent consideration balance at December 31, 2025 is $99.6 million (December 31, 2024 - $7.8 million) and is presented in other financial liabilities on the consolidated statements of financial position.

e)
Adjustment to the provisional amounts of prior year’s non-material business combinations

The 2024 annual consolidated financial statements included details of the Group’s business combinations and set out provisional fair values relating to the consideration paid and net assets acquired of various non-material acquisitions. These acquisitions were accounted for under the provisions of IFRS 3.

As required by IFRS 3, the provisional fair values have been reassessed in light of information which existed at the acquisition date and was obtained during the measurement period following the acquisitions. Consequently, the fair value of certain assets acquired, and liabilities assumed of the non-material acquisitions in fiscal 2024 have been adjusted and finalized in 2025. No material adjustments were required to the provisional fair values for these prior year's business combinations.